Parasnand Madho
Director
Corporate Actions & Market Watch

13001638

NYSE EURONEXT

001-12719

Received SEC

APR 11 2013

Washington, DC 20549

April 11, 2013

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, GOODRICH PETROLEUM CORPORATION, Depositary Shares, Each Representing 1/1000th Interest in a Share of 10.00% Series C Cumulative Preferred Stock per share and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on April 10, 2013. Tentative listing date – April 12, 2013.

Sincerely,

pmadho@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5404
www.nyx.com